ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
		December 31	December 31
	Note	2017	2016

Trade receivables (1)		$8,114	$6,703
IVA receivables (2)		19,989	14,556
Income taxes recoverable		5,549	4,197
Due from related parties	8	2	4
Other receivables		358	100
		$34,012	$25,560